STATEMENT OF INVESTMENTS  August 31, 2020 Unaudited

Description	Shares	Value
MLP Investments and Related Entities— 99.6%
Diversified—21.9%
Enterprise Products Partners LP	4,812,288	$84,503,777
Williams Cos., Inc.	2,354,912	48,887,973

Total Diversified		133,391,750

Gathering/Processing—28.4%
Equitrans Midstream Corp.	2,488,252	25,579,228
Hess Midstream LP, Class A	691,983	12,234,259
MPLX LP	4,185,709	76,472,903
Targa Resources Corp.	2,816,386	47,906,726
Western Midstream Partners LP	1,163,734	10,555,067

Total Gathering/Processing		172,748,183

Natural Gas Pipeline Transportation—23.1%
Energy Transfer LP	12,761,631	81,929,673
TC PipeLines LP	1,936,062	58,798,203

Total Natural Gas Pipeline Transportation		140,727,876

Other Energy—5.2%
Sunoco LP	119,690	3,175,376
USA Compression Partners LP	832,067	9,186,020
Westlake Chemical Partners LP	954,121	19,320,950

Total Other Energy		31,682,346

Description	Shares	Value
Petroleum Pipeline Transportation—21.0%
Holly Energy Partners LP	636,901	$9,101,315
Magellan Midstream Partners LP	1,827,635	69,468,407
Phillips 66 Partners LP	406,072	10,931,458
Plains All American Pipeline LP	4,034,460	28,563,977
Plains GP Holdings LP, Class A	1,390,683	10,165,893

Total Petroleum Pipeline Transportation		128,231,050

Total MLP Investments and Related Entities
(identified cost $731,508,584)		606,781,205

Short-Term Investments—0.6%
Money Market—0.6%
Fidelity Treasury Portfolio, Institutional Class, 0.013%[1]	4,056,688	4,056,688

Total Short-Term Investments
(identified cost $4,056,688)		4,056,688

Total Investments—100.2%
(identified cost $735,565,272)		610,837,893
Liabilities in Excess of Other Assets—(0.2)%		(1,414,968)

Net Assets—100%		$609,422,925

INVESCO OPPENHEIMER STEELPATH MLP ALPHA FUND

See accompanying notes which are an integral part of this schedule.

STATEMENT OF INVESTMENTS  August 31, 2020 Unaudited (Continued)

Footnotes to Statement of Investments

GP — General Partnership

LP — Limited Partnership

1.	Rate shown is the 7-day yield at period end.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

INVESCO OPPENHEIMER STEELPATH MLP ALPHA FUND

STATEMENT OF INVESTMENTS  August 31, 2020 Unaudited

Description	Shares	Value
MLP Investments and Related Entities—131.0%
Diversified—29.6%
Enterprise Products Partners LP1	797,972	$14,012,388
Williams Cos., Inc.[1]	427,068	8,865,932

Total Diversified		22,878,320

Gathering/Processing—36.9%
Equitrans Midstream Corp.[1]	420,626	4,324,037
Hess Midstream LP, Class A1	116,358	2,057,209
MPLX LP1	681,508	12,451,151
Targa Resources Corp.[1]	467,070	7,944,861
Western Midstream Partners LP1	194,584	1,764,878

Total Gathering/Processing		28,542,136

Natural Gas Pipeline Transportation—30.3%
Energy Transfer LP1	2,127,095	13,655,952
TC PipeLines LP1	322,976	9,808,781

Total Natural Gas Pipeline Transportation		23,464,733

Other Energy—6.9%
Sunoco LP1	20,765	550,896
USA Compression Partners LP1	139,981	1,545,390
Westlake Chemical Partners LP1	158,604	3,211,731

Total Other Energy		5,308,017

Description	Shares	Value
Petroleum Pipeline Transportation—27.3%
Holly Energy Partners LP1	106,113	$1,516,355
Magellan Midstream Partners LP1	302,173	11,485,596
Phillips 66 Partners LP1	67,773	1,824,449
Plains All American Pipeline LP1	647,140	4,581,751
Plains GP Holdings LP, Class A1	232,292	1,698,054

Total Petroleum Pipeline Transportation		21,106,205

Total MLP Investments and Related Entities (identified cost $113,912,871)		101,299,411

Short-Term Investments—0.7%
Money Market—0.7%
Fidelity Treasury Portfolio, Institutional Class, 0.013%[2]	598,442	598,442

Total Short-Term Investments (identified cost $598,442)		598,442

Total Investments—131.7% (identified cost $114,511,313)		101,897,853
Liabilities in Excess of Other Assets—(31.7)%		(24,555,216)

Net Assets—100%		$77,342,637

INVESCO OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

See accompanying notes which are an integral part of this schedule.

STATEMENT OF INVESTMENTS  August 31, 2020 Unaudited (Continued)

Footnotes to Statement of Investments

GP — General Partnership

LP — Limited Partnership

1.

As of August 31, 2020, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $63,633,253 as of August 31, 2020. The loan agreement requires continuous collateral whether the loan has a balance or not.

2.	Rate shown is the 7-day yield at period end.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

INVESCO OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

STATEMENT OF INVESTMENTS August 31, 2020 Unaudited

Description	Shares	Value
MLP Investments and Related Entities—99.2%
Gathering/Processing—38.9%
Antero Midstream Corp	19,753,773	$133,733,043
DCP Midstream LP	5,926,622	75,090,301
EnLink Midstream LLC[1]	30,960,910	92,573,121
MPLX LP	12,250,000	223,807,500
Sanchez Midstream Partners LP1,2	1,758,705	545,199
Summit Midstream Partners LP1	11,150,202	9,143,166
Western Midstream Partners LP	14,305,706	129,752,753

Total Gathering/Processing		664,645,083

Natural Gas Pipeline Transportation—13.2%
Energy Transfer LP	35,040,783	224,961,829
Other Energy—29.7%
CrossAmerica Partners LP1	3,059,477	49,563,527
GasLog Partners LP3	1,190,291	4,630,232
Global Partners LP1	3,329,867	42,289,311
Golar LNG Partners LP1,3	4,669,416	12,047,093
Hoegh LNG Partners LP3	484,142	5,068,967
KNOT Offshore Partners LP1,3	1,788,152	22,101,559
Suburban Propane Partners LP1	4,884,901	62,282,488
Sunoco LP1	7,016,751	186,154,404
USA Compression Partners LP1	11,101,813	122,564,015

Total Other Energy		506,701,596

Description	Shares	Value
Petroleum Pipeline Transportation—16.5%
Delek Logistics Partners LP	1,678,888	$55,369,726
Genesis Energy LP1	9,239,554	49,431,614
NGL Energy Partners LP1	13,426,905	58,809,844
NuStar Energy LP	5,410,991	73,318,928
PBF Logistics LP	2,596,128	25,052,635
Shell Midstream Partners LP	1,998,330	20,762,649

Total Petroleum Pipeline Transportation		282,745,396

Terminalling & Storage—0.9%
Blueknight Energy Partners LP1	2,140,334	3,189,098
Martin Midstream Partners LP1	8,047,133	12,231,642

Total Terminalling & Storage		15,420,740

Total MLP Investments And Related Entities (identified cost $2,583,007,363)		1,694,474,644

Preferred MLP Investments and Related Entities—2.6%
Petroleum Pipeline Transportation—1.8%
GPM Petroleum LP, 10% [1,4,5,6] (Cost $16,530,424)	1,500,000	30,360,000
Terminalling & Storage—0.8%
Altera Infrastructure LP, 7.25%[1,3,6]	592,198	9,108,005
Blueknight Energy Partners LP, 11%[1,6,7]	799,993	4,695,959

Total Terminalling & Storage		13,803,964

Total Preferred MLP Investments and Related Entities (identified cost $27,891,202)		44,163,964
Total Investments—101.8% (identified cost $2,610,898,565)		1,738,638,608
Liabilities in Excess of Other Assets—(1.8)%		(30,080,907)

INVESCO OPPENHEIMER STEELPATH MLP INCOME FUND

See accompanying notes which are an integral part of this schedule.

STATEMENT OF INVESTMENTS August 31, 2020 Unaudited (Continued)

Description	Shares	Value
Net Assets—100%		$1,708,557,701

INVESCO OPPENHEIMER STEELPATH MLP INCOME FUND

STATEMENT OF INVESTMENTS August 31, 2020 Unaudited (Continued)

Footnotes to Statement of Investments

LLC — Limited Liability Company

LP — Limited Partnership

1.

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2020, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2019	Gross Additions	Gross Reductions	Shares August 31, 2020
MLP Investments and Related Entities
Antero Midstream Corp [i]	29,751,400	15,326,786	(25,324,413)	19,753,773
Blueknight Energy Partners LP	2,140,334	—	—	2,140,334
CrossAmerica Partners LP	3,059,477	—	—	3,059,477
Delek Logistics Partners LP i	453,843	1,225,045	—	1,678,888
Enlink Midstream LLC	14,700,910	16,260,000	—	30,960,910
Genesis Energy LP	9,956,274	1,700,000	(2,416,720)	9,239,554
Global Partners LP	2,881,379	448,488	—	3,329,867
Golar LNG Partners LP	4,669,416	—	—	4,669,416
KNOT Offshore Partners LP	1,788,152	—	—	1,788,152
Martin Midstream Partners LP	8,047,133	—	—	8,047,133
NGL Energy Partners LP	13,664,586	200,000	(437,681)	13,426,905
NuStar Energy LP [i]	7,625,269	500,000	(2,714,278)	5,410,991
Sanchez Midstream Partners LP	1,758,705	—	—	1,758,705
Sprague Resources LP [i]	1,638,339	—	(1,638,339)	—
Suburban Propane Partners LP	4,584,901	300,000	—	4,884,901
Summit Midstream Partners LP	11,150,202	—	—	11,150,202
Sunoco LP	9,584,958	—	(2,568,207)	7,016,751
Tallgrass Energy LP [i]	9,911,662	—	(9,911,662)	—
USA Compression Partners LP	10,650,459	451,354	—	11,101,813
Preferred MLP Investments and Related Entities
Altera Infrastructure LP - Preferred ii	592,198	—	—	592,198
Blueknight Energy Partners LP - Preferred	799,993	—	—	799,993
GPM Petroleum LP - Preferred iii	1,500,000	—	—	1,500,000

INVESCO OPPENHEIMER STEELPATH MLP INCOME FUND

STATEMENT OF INVESTMENTS August 31, 2020 Unaudited (Continued)

	Value	Dividends and Distributions			Realized	Change in Unrealized
	August 31, 2020	Return of Capital	Capital Gains	Income	Gain/(Loss)	Appreciation/ Depreciation
MLP Investments and Related Entities
Antero Midstream Corp [i]	$133,733,043	$18,683,206	$—	$2,926,823	$(102,633,607)	$99,634,149
Blueknight Energy Partners LP	3,189,098	49,968	206,872	—	—	948,909
CrossAmerica Partners LP	49,563,527	4,818,676	—	—	—	(1,545,037)
Delek Logistics Partners LP [i]	55,369,726	2,385,050	—	—	—	5,787,288
Enlink Midstream LLC	92,573,121	9,658,466	—	—	—	(42,886,798)
Genesis Energy LP	49,431,614	8,686,383	256,450	—	(46,953,485)	(79,598,003)
Global Partners LP	42,289,311	3,969,100	—	—	—	(17,193,145)
Golar LNG Partners LP	12,047,093	2,076,022	—	—	—	(30,283,031)
KNOT Offshore Partners LP	22,101,559	1,077,290	—	1,712,227	—	(11,967,995)
Martin Midstream Partners LP	12,231,642	927,820	118,307	—	—	(20,236,139)
NGL Energy Partners LP	58,809,844	10,837,405	115,618	—	(3,999,014)	(62,509,839)
NuStar Energy LP [i]	73,318,928	7,881,772	77,415	—	9,791,242	(75,330,261)
Sanchez Midstream Partners LP	545,199	—	—	—	—	52,586
Sprague Resources LP [i]	—	1,093,591	—	—	8,609,478	(12,503,661)
Suburban Propane Partners LP	62,282,488	7,087,352	—	—	—	(37,767,431)
Summit Midstream Partners LP	9,143,166	1,322,094	71,681	—	—	(23,654,358)
Sunoco LP	186,154,404	19,477,788	—	—	11,297,558	(49,633,618)
Tallgrass Energy LP [i]	—	—	—	—	22,201,077	19,296,810
USA Compression Partners LP	122,564,015	16,085,202	952,482	—	—	(42,155,614)
Preferred MLP Investments and Related Entities
Altera Infrastructure LP - Preferred ii	9,108,005	804,975	—	—	—	(2,996,936)
Blueknight Energy Partners LP - Preferred	4,695,959	428,996	—	—	—	980,991
GPM Petroleum LP - Preferred iii	30,360,000	2,480,149	—	—	—	2,590,099

	1,029,511,742	119,831,305	1,798,825	4,639,050	(101,686,751)	(380,971,034)

[i]	Is not an affiliate as of August 31, 2020. Was an affiliate during the period ended August 31, 2020.
ii.	Name changed from Teekay Offshore Partners effective March 24, 2020.
iii.	An affiliate due to the Manager sitting on the board.

2.	Non-income producing.
3.	Foreign security denominated in U.S. dollars.
4.	Restricted security. The aggregate value of restricted securities at period end was $30,360,000, which represents 1.8% of the Fund’s net assets.
5.	The value of this security was determined using significant unobservable inputs.
6.	Perpetual security. Maturity date is not applicable.
7.

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

INVESCO OPPENHEIMER STEELPATH MLP INCOME FUND

STATEMENT OF INVESTMENTS August 31, 2020 Unaudited

Description	Shares	Value
MLP Investments and Related Entities—96.7%
Diversified—9.5%
Enterprise Products Partners LP	4,862,227	$85,380,706
Williams Cos., Inc.	3,924,257	81,467,575

Total Diversified		166,848,281

Gathering/Processing—34.9%
Antero Midstream Corp	11,192,343	75,772,162
Archrock, Inc.	7,412,753	48,627,660
Crestwood Equity Partners LP	1,000	13,580
DCP Midstream LP	5,000,471	63,355,968
EnLink Midstream LLC	15,675,090	46,868,519
Equitrans Midstream Corp.	7,612,933	78,260,948
Hess Midstream LP, Class A1	1,852,500	32,752,200
MPLX LP	6,761,667	123,535,656
Summit Midstream Partners LP	2,756,634	2,260,440
Targa Resources Corp.	4,500,142	76,547,415
Western Midstream Partners LP	7,575,029	68,705,516

Total Gathering/Processing		616,700,064

Natural Gas Pipeline Transportation—9.7%
Energy Transfer LP	13,953,107	89,578,948
TC PipeLines LP	2,694,780	81,840,469

Total Natural Gas Pipeline Transportation		171,419,417

Description	Shares	Value
Other Energy—23.1%
CrossAmerica Partners LP1	2,708,461	$43,877,068
CSI Compressco LP1	5,350,890	6,100,015
GasLog Partners LP2	1,239,179	4,820,406
Global Partners LP1	2,795,258	35,499,777
Golar LNG Partners LP2	1,596,408	4,118,733
Suburban Propane Partners LP	1,869,257	23,833,027
Sunoco LP	3,400,241	90,208,394
Teekay LNG Partners LP2	1,882,017	20,833,928
USA Compression Partners LP1	6,259,903	69,109,329
Westlake Chemical Partners LP1	5,361,394	108,568,228

Total Other Energy		406,968,905

Petroleum Pipeline Transportation—19.4%
Delek Logistics Partners LP	110,683	3,650,325
Genesis Energy LP1	7,409,614	39,641,435
Holly Energy Partners LP	4,634,374	66,225,204
Magellan Midstream Partners LP	2,086,636	79,313,034
NGL Energy Partners LP1	7,635,345	33,442,811
Noble Midstream Partners LP	300,000	2,688,000
NuStar Energy LP1	6,146,555	83,285,820
PBF Logistics LP	964,498	9,307,406
Plains All American Pipeline LP	654,310	4,632,515
Plains GP Holdings LP, Class A	105,250	769,378
Shell Midstream Partners LP	1,794,969	18,649,728

Total Petroleum Pipeline Transportation		341,605,656

INVESCO OPPENHEIMER STEELPATH MLP SELECT 40 FUND

See accompanying notes which are an integral part of this schedule.

STATEMENT OF INVESTMENTS August 31, 2020 Unaudited (Continued)

Description	Shares	Value
Production & Mining—0.1%
Alliance Resource Partners LP	405,320	$1,349,716

Terminalling & Storage—0.0%
Martin Midstream Partners LP	198,139	301,171

Total MLP Investments And Related Entities (identified cost $2,581,290,739)		1,705,193,210

Private Investment in Public Equity (PIPES)—0.2%
Petroleum Pipeline Transportation—0.2%
Noble MIdstream Partners LP PIPE Units [3]	435,000	3,897,600

Total Private Investment In Public Equity (PIPES) (identified cost $8,542,182)		3,897,600

Preferred MLP Investments and Related Entities—3.1%
Other Energy—0.8%
Global Partners LP, 9.75% [4,5] [3-Month USD Libor + 677.4]	600,000	14,880,000

Petroleum Pipeline Transportation—2.3%
GPM Petroleum LP, 10% [1,3,4,6] (Cost $22,046,744)	2,000,000	40,480,000

Total Preferred MLP Investments and Related Entities (identified cost $37,046,744)		55,360,000
Total Investments—100.0% (identified cost $2,626,879,665)		1,764,450,810
Liabilities in Excess of Other Assets—(0.0)%		(256,442)

Net Assets—100%		$1,764,194,368

INVESCO OPPENHEIMER STEELPATH MLP SELECT 40 FUND

STATEMENT OF INVESTMENTS August 31, 2020 Unaudited (Continued)

Footnotes to Statement of Investments

GP — General Partnership

LLC — Limited Liability Company

LP — Limited Partnership

1.

Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 31, 2020, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2019	Gross Additions	Gross Reductions	Shares August 31, 2020
MLP Investments and Related Entities
CrossAmerica Partners LP	2,750,000	—	(41,539)	2,708,461
CSI Compressco LP	5,432,951	—	(82,061)	5,350,890
Genesis Energy LP	7,665,701	600,000	(856,087)	7,409,614
Global Partners LP	3,090,424	151,512	(446,678)	2,795,258
Hess Midstream LP iii	—	1,852,500	—	1,852,500
NGL Energy Partners LP	7,447,842	300,000	(112,497)	7,635,345
Nustar Energy LP	5,176,317	1,600,000	(629,762)	6,146,555
Sunoco LP i	5,149,759	—	(1,749,518)	3,400,241
TC Pipelines LP [i]	4,708,277	1,247,695	(3,261,192)	2,694,780
USA Compression Partners	6,426,980	—	(167,077)	6,259,903
Westlake Chemical Partners	4,132,043	1,232,959	(3,608)	5,361,394
Preferred MLP Investments and Related Entities
Global Partners LP - Preferred	600,000	—	—	600,000
GPM Petroleum LP Class A - Preferred ii	2,000,000	—	—	2,000,000

INVESCO OPPENHEIMER STEELPATH MLP SELECT 40 FUND

STATEMENT OF INVESTMENTS August 31, 2020 Unaudited (Continued)

	Value August 31, 2020	Dividends and Distributions			Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
		Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners LP	43,877,068	4,265,826	—	—	46,402	(1,437,351)
CSI Compressco LP	6,100,015	150,056	10,471	—	(61,176)	(6,700,893)
Genesis Energy LP	39,641,435	5,635,956	582,216	—	(1,312,289)	(91,338,123)
Global Partners LP	35,499,777	4,286,976	43,534	—	3,035,905	(21,781,426)
Hess Midstream LP iii	32,752,200	963,481	—	—	—	2,128,741
NGL Energy Partners LP	33,442,811	5,941,713	12,210	—	(54,100)	(36,371,708)
Sunoco LP [i]	90,208,394	11,075,544	—	—	(809,686)	(13,314,387)
Nustar Energy LP	83,285,820	7,759,492	241,362	—	(6,434,319)	(60,540,048)
TC Pipelines LP [i]	81,840,469	6,552,777	—	—	27,384,727	(51,864,739)
USA Compression Partners	69,109,329	9,932,847	—	—	(292,446)	(24,021,587)
Westlake Chemical Partners	108,568,228	7,382,606	—	—	(3,954)	(5,384,493)
Preferred MLP Investments and Related Entities						—
Global Partners LP - Preferred	14,880,000	—	—	1,096,875	—	(1,408,800)
GPM Petroleum LP Class A - Preferred ii	40,480,000	2,988,821	—	—	—	3,468,821

	$679,685,546	$66,936,095	$889,793	$1,096,875	$21,499,064	$(308,565,993)

i.	Is not an affiliate as of August 31, 2020. Was an affiliate during the period ended August 31, 2020.
ii.	An affiliate due to the Manager sitting on the board.
iii.	Hess Midstream Partners LP Units merged into Hess Midstream LP on December 17, 2019. Position was not an affiliate and liquidated as of April 6, 2020 and purchased after May 13, 2020.

2.	Foreign security denominated in U.S. dollars.
3.	Restricted security. The aggregate value of restricted securities at period end was $44,377,600, which represents 2.5% of the Fund’s net assets.
4.	Perpetual security. Maturity date is not applicable.
5.

Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

6.	The value of this security was determined using significant unobservable inputs.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

INVESCO OPPENHEIMER STEELPATH MLP SELECT 40 FUND

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)

Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indidcation of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the the financial statements may materially differ from the value received upon actual sale of those investments.

Oppenheimer SteelPath MLP Alpha Fund

	Level 1 -	Level 2 -	Level 3 –	Total
MLP Investments and Related Entities	$606,781,205	$—	$—	$606,781,205
Short-Term Investments	4,056,688	—	—	4,056,688

Total Investments	$610,837,893	$—	$—	$610,837,893

Oppenheimer SteelPath MLP Alpha Plus Fund

	Level 1 -	Level 2 -	Level 3 –	Total
MLP Investments and Related Entities	$101,299,411	$—	$—	$101,299,411
Short Term Investments	598,422	—	—	598,442

Total Investments	$101,897,853	$—	$—	$101,897,853

Oppenheimer SteelPath MLP Income Fund

	Level 1 -	Level 2 -	Level 3 –	Total
MLP Investments and Related Entities	$1,694,474,644	$—	—	$1,694,474,644
Preferred MLP Investments and Related Entities*	13,803,964	—	30,360,000	44,163,964

Total Investments	$1,708,278,608	$—	$30,360,000	1,738,638,608

Oppenheimer SteelPath MLP Select 40 Fund

	Level 1 -	Level 2 -	Level 3 –	Total
MLP Investments and Related Entities	$1,705,193,210	$—	$—	$1,705,193,210
Private Investment in Public Equity	—	3,897,600	—	3,897,600
Preferred MLP Investments and Related Entities*	14,880,000	—	40,480,000	55,360,000

Total Investments	$1,720,073,210	$3,897,600	$40,480,000	$1,764,450,810

*	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Beginning balance November 30, 2019	Transfers into Level 3 during the period	Change in unrealized appreciation/ (depreciation)	Total realized gain/(loss)	Purchases	Payment in kind from distributions	Sales	Conversion to Common, at cost	Return of capital distributions	Transfers out of Level 3 during the period	Ending balance August 31, 2020
Income Fund	$30,000,000	—	$2,590,099	—	—	—	—	—	$(2,230,099)	—	$30,360,000

	Beginning balance November 30, 2019	Transfers into Level 3 during the period	Change in unrealized appreciation/ (depreciation)	Total realized gain/(loss)	Purchases	Payment in kind from distributions	Sales	Conversion to Common, at cost	Return of capital distributions	Transfers out of Level 3 during the period	Ending balance August 31, 2020
Select 40	$40,000,000	—	$3,468,821	—	—	—	—	—	$(2,988,821)	—	$40,480,000

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value as of 8/31/2020	Valuation Technique	Unobservable input	Range of Unobservable Inputs	Unobservable Input Used
Preferred Stocks	$30,360,000	Discounted Cash Flow Model	Illiquidity Discount	n/a	10	%(a)
			Average Estimated Yield	12.2%-12.9%	12.9%

(a)

The Fund fair values certain preferred shares using a discounted cash flow model, which incorporates an illiquidity discount and the expected yield based on the average yield on comparable companies’ equity. Such security’s fair valuation could decrease (increase) significantly based on an increase (decrease) in the illiquidity discount. Such security’s fair valuation could decrease (increase) significantly based on a decrease (increase) in expected yields.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value as of 8/31/2020	Valuation Technique	Unobservable input	Range of Unobservable Inputs	Unobservable Input Used
Preferred Stocks	$40,480,000	Discounted Cash Flow Model	Illiquidity Discount	n/a	10	%(a)
			Average Estimated Yield	12.2%-12.9%	12.9%

(a)

The Fund fair values certain preferred shares using a discounted cash flow model, which incorporates an illiquidity discount and the expected yield based on the average yield on comparable companies’ equity. Such security’s fair valuation could decrease (increase) significantly based on an increase (decrease) in the illiquidity discount. Such security’s fair valuation could decrease (increase) significantly based on a decrease (increase) in expected yields.